Share-based Payments - Award Activity Related to Stock Incentive Plans (Details) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
BIP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	819,229	485,232	433,260
Granted (in shares)	518,965	591,508	252,647
Forfeited/expired before vesting (in shares)	0	(22,689)	(17,832)
Settled (in shares)	(302,351)	(234,822)	(182,843)
Transfer to liability-settled LTIP (in shares)	0	0	0
As of end of the year (in shares)	1,035,843	819,229	485,232
ESOP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	13,398,751	7,939,675	6,891,762
Granted (in shares)	791,687	11,152,440	5,021,627
Forfeited/expired before vesting (in shares)	(794,005)	(2,003,789)	(781,033)
Settled (in shares)	(5,644,481)	(3,689,575)	(3,192,681)
Transfer to liability-settled LTIP (in shares)	0	0	0
As of end of the year (in shares)	7,751,952	13,398,751	7,939,675
Equity-Settled LTIP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	0
Granted (in shares)	25,223,010
Forfeited/expired before vesting (in shares)	(1,744,170)
Settled (in shares)	0
Transfer to liability-settled LTIP (in shares)	(65,846)
As of end of the year (in shares)	23,412,994	0